USAA MUTUAL FUNDS TRUST

USAA Tax Exempt Long-Term Fund

USAA Tax Exempt Intermediate-Term Fund

USAA Tax Exempt Short-Term Fund

USAA Tax Exempt Money Market Fund

Supplement dated December 16, 2022,

to the Statement of Additional Information ("SAI") dated August 1, 2022

The following table is added directly preceding the subsection "Computing the Performance Adjustment" found on page 44 of the SAI.

For the last three fiscal years ended March 31, Victory Capital recouped management fees previously waived and/or reimbursed in the amounts listed in the table below.

Fund	2022	2021	2020
USAA Tax Exempt Long-Term Fund Shares	$ 23,405	$—	$—
USAA Tax Exempt Short-Term Fund Shares	$ 39,219	$—	$—

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA MUTUAL FUNDS TRUST

USAA Cornerstone Conservative Fund

USAA Cornerstone Moderately Conservative Fund

USAA Cornerstone Moderate Fund

USAA Cornerstone Moderately Aggressive Fund

USAA Cornerstone Aggressive Fund

USAA Cornerstone Equity Fund

USAA Emerging Markets Fund

USAA Growth and Tax Strategy Fund

USAA Government Securities Fund

USAA International Fund

USAA Precious Metals and Minerals Fund

USAA Sustainable World Fund

USAA Treasury Money Market Trust

Supplement dated December 16, 2022,

to the Statement of Additional Information ("SAI") dated October 1, 2022, As Supplemented

The following table is added directly preceding the subsection "Computing the Performance Adjustment" found on page 67 of the SAI.

For the last three fiscal years ended May 31, Victory Capital recouped management fees previously waived and/or reimbursed in the amounts listed in the table below.

Fund	2022	2021	2020
USAA Cornerstone Moderately Conservative Fund	$31,981	$—	$—
USAA Cornerstone Aggressive Fund	$78,208	$—	$—
USAA Cornerstone Equity Fund	$17,757	$—	$—
USAA Cornerstone Moderately Aggressive Fund	$—	$119,552	$—
USAA Growth and Tax Strategy Fund Institutional Shares	$5,129	$—	$—
USAA Emerging Markets Fund Shares	$28,537	$—	$—
USAA International Fund Shares	$148,260	$—	$—
USAA Government Securities Fund Shares	$458	$—	$—

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.